Debt	12 Months Ended
Jun. 30, 2024
Debt [Abstract]
DEBT

NOTE 11 — DEBT

The Company borrowed from PRC banks, other financial institutions and third parties as working capital funds. As of June 30, 2024 and 2023, the Company’s debt consisted of the following:

(a) Short-term loans:

		June 30, 2024	June 30, 2023
Shanghai Pudong Development Bank	(1)	$4,209,450	$4,152,000
Agricultural Bank of China	(2)	2,876,458	2,750,000
Industrial and Commercial Bank of China	(3)	-	2,400,000
Bank Of China	(4)	3,012,146	4,732,116
Webank	(6)	140,315	-
Less: Debt issuance cost	(7)	(27,105)	(11,593)
Total short-term loans, net		$10,211,264	$14,022,523

(1) On March 30, 2023, the Company borrowed RMB16.1 million (approximately USD$2.3million) short-term loan from Shanghai Pudong Development Bank (“SPD”) as working capital for six months, with loan maturity date on September 26, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On April 25, 2023, the Company borrowed RMB13.9 million (approximately USD$2.0 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on October 20, 2023 and effective interest rate of 2.85% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On October 24, 2023, the Company borrowed RMB16.0 million (approximately USD$2.2million) short-term loan from SPD bank as working capital for six months, with loan maturity date on April 19, 2024 and effective interest rate of 2.74% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On October 27, 2023, the Company borrowed RMB14.0 million (approximately USD$2.0million) short-term loan from SPD bank as working capital for six months, with loan maturity date on April 24, 2024 and effective interest rate of 2.61% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On April 23, 2024, the Company borrowed RMB16.0 million (approximately USD$2.2 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on October 18, 2024 and effective interest rate of 2.06% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid on September 24, 2024.

On April 26, 2024, the Company borrowed RMB14.0 million (approximately USD$2.0 million) short-term loan from SPD bank as working capital for six months, with loan maturity date on October 23, 2024 and effective interest rate of 2.05% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid on September 24, 2024.

For the above-mentioned loans from SPD bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(2) On February 22, 2023, the Company borrowed $2.75 million on short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2023 and effective interest rate of 5.69% per annum. The loan was fully repaid upon maturity.

On August 25, 2023, the Company borrowed RMB20.5 million (approximately USD$2.9 million) on short-term loan from ABC bank as working capital for six months, with loan maturity date on February 18, 2024 and effective interest rate of 3.80% per annum. The loan was fully repaid upon maturity.

On February 21, 2024, the Company borrowed RMB20.5 million (approximately $2.9 million) short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2024 and effective interest rate of 3.8% per annum. The loan was fully repaid upon maturity.

For the above-mentioned loans from ABC bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(3) On May 11, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2023 and effective interest rate of 5.56% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On June 9, 2023, the Company borrowed $1.1 million short-term loan from ICBC as working capital for three months, with loan maturity date on September 5, 2023 and effective interest rate of 5.52% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On August 10, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on November 7, 2023 and effective interest rate of 5.90% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On September 7, 2023, the Company borrowed $1.1 million short-term loan from ICBC as working capital for three months, with loan maturity date on December 5, 2023 and effective interest rate of 5.99% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On November 9, 2023, the Company borrowed RMB9.0 million (approximately USD$1.3 million) short-term loan from ICBC as working capital for three months, with loan maturity date on February 7, 2024 and effective interest rate of 4.5% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid on January 25, 2024.

On December 11, the Company borrowed RMB8.0 million (approximately USD$1.1 million) short-term loan from ICBC as working capital for three months, with loan maturity date on March 8, 2024 and effective interest rate of 4.50% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On January 29, 2024, the Company borrowed RMB9.0 million (approximately $1.3 million ) short-term loan from ICBC as working capital for three months, with loan maturity date on April 26, 2024 and effective interest rate of 4.50% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

On March 22, 2024, the Company borrowed RMB8.0 million (approximately $1.1 million) short-term loan from ICBC as working capital for three months, with loan maturity date on June 7, 2024 and effective interest rate of 4.50% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid on May 30, 2024.

On May 13, 2024, the Company borrowed RMB9.0 million (approximately $1.3 million) short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2024 and effective interest rate of 4.50% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid on May 30, 2024.

For the above-mentioned loans from ICBC bank, certain shareholders of the Company provided joint guarantees to these loans by pledging their personal properties as collaterals.

(4) On September 27, 2022, the Company borrowed GBP£0.92 million (approximately $1.2 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on September 27, 2023 and effective interest rate of 4.51% per annum. The loan was pledged by a term deposit of JPY ¥144.7 million (approximately $0.9 million). The loan was fully repaid upon maturity.

On November 21, 2022, the Company borrowed EUR€0.97 million (approximately $1.1 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on November 21, 2023 and effective interest rate of 2.58% per annum. The loan was pledged by a term deposit of GBP£0.84 million (approximately $1.07 million). The loan was fully repaid upon maturity.

On March 28, 2023, the Company borrowed HKD11.8 million (approximately $1.5 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on March 27, 2024 and effective interest rate of 3.02% per annum. The loan was pledged by a term deposit of JPY ¥196.8 million (approximately $1.24 million). The loan was fully repaid upon maturity.

On June 28, 2023, the Company borrowed GBP£0.8 million (approximately $1.0 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on June 27, 2024 and effective interest rate of 6.02% per annum. The loan was pledged by a term deposit of JPY ¥144.0 million (approximately $0.9 million). The loan was fully repaid upon maturity.

On August 29, 2023, the Company borrowed HKD 7.9 million (approximately $1.0million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on August 28, 2024 and effective interest rate of 3.73% per annum. The loan was pledged by a term deposit of JPY 146.6 million (approximately $0.9 million). The loan was fully repaid upon maturity.

On November 21, 2023, the Company borrowed HKD 7.8 million (approximately $1.0million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on November 20, 2024 and effective interest rate of 5.24% per annum. The loan was pledged by a term deposit of JPY 148.4 million (approximately $0.9 million).

On January 23, 2024, the Company borrowed HKD7.8 million (approximately $1.0million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on January 22, 2025 and effective interest rate of 4.7% per annum. The loan was pledged by a term deposit of GBP 0.8 million (approximately $1.0 million).

(5) On July 20, 2023, the Company borrowed RMB2.2 million (approximately $0.3 million) short-term loan from Construction Bank of China as working capital for nine months, with loan maturity date on March 13, 2024 and effective interest rate of 3.85% per annum. The loan was fully repaid upon maturity.

On March 19, 2024, the Company borrowed RMB1.3 million (approximately $0.2 million) short-term loan from Construction Bank of China as working capital for twelve months, with loan maturity date on March 19, 2024 and effective interest rate of 3.8% per annum. The loan was fully repaid on April 26, 2024.

(6) On August 4, 2023, the Company borrowed RMB1.0 million (approximately $0.1 million) short-term loan from Webank of China as working capital for two months, with loan maturity date on October 3, 2023 and effective interest rate of 8.82% per annum. The loan was fully repaid upon maturity.

On October 7, 2023, the Company borrowed RMB2.0 million (approximately $0.3 million) short-term loan from Webank of China as working capital for two years, with loan maturity date on October 17, 2025 and effective interest rate of 10.26% per annum. The loan was fully repaid on November 17, 2023.

On February 18, 2024, the Company borrowed RMB2.0 million (approximately $0.3 million) short-term loans from Webank as working capital for two years, with loan maturity date on February 17, 2026 and effective interest rate of 6.84% per annum. The loan was fully repaid on 18 May 2024.

On April 8, 2024, the Company borrowed RMB1.0 million (approximately $0.1 million) short-term loans from Webank as working capital for two years, with loan maturity date on April 17, 2026 and effective interest rate of 7.2% per annum. The loan was fully repaid on July 8, 2024.

(7) In order to obtain the above-mentioned loans from PRC banks, as of June 30 2024 and 2023, the Company incurred total of $36,291 and $292,998 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2024 and 2023, $160,681 and $215,370 deferred financing cost was amortized, respectively.

For the above-mentioned short-term loans from PRC banks and financial institutions, interest expense amounted to $640,222, $530,568 and $293,102 or the years ended June 30, 2024, 2023 and 2022, respectively.

(b) Notes payable

The Company has various credit facilities with PRC banks that provide for working capital in the form of notes payable.

On May 21, 2024, the Company obtained another line of credit from Huaxia Bank of RMB11 million (equivalent to $1,543,465) as working capital in the form of banker’s acceptance note. This note was interest free and with a maturity date on November 17, 2024. The Company pledged restricted cash of $0.16 million as collateral to secure this note.

(c) Short-term borrowings- third-party loans

From June to August 2023, the Company borrowed loans from an unrelated company as working capital, with loan maturity date ranging from August 2023 to May 2024, and effective interest rate of 3.6% per annum. As of June 30, 2024 and 2023, the outstanding balances were both nil.

Total interest expense on these third-party loans amounted to $2,549, $8,592 and $33,391 for the years ended June 30, 2024, 2023 and 2022, respectively.